Long-term debt (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about long-term debt [Table Text Block]
	December 31, 2018	December 31, 2017
	$	$
		Note 4(a)
Gross proceeds	150,000	150,000
Accrued interest	13,894	13,894
Loan obligation	163,894	163,894

Deferred financing costs	(16,475)	(16,475)
Interest and withholding taxes paid	(41,390)	(33,197)
Loan accretion	61,095	44,699
Gain on loan modification	(3,230)	(3,230)
	163,894	155,691
Repayment of principal and accrued interest	(163,894)	-
Total debt	-	155,691

Current portion of debt	-	36,451
Non-current portion of debt	-	119,240